OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE INCOME (LOSS)
OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive (loss) income consists of the following:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Items that may be reclassified to net income:
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$207	$(1,193)	$1,111
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	26	19	118
(Losses) gains on hedges of net investments in foreign operations, net of income tax expense (benefit) of $2 million (2018 - $10 million; 2017 - ($18) million)	(176)	386	(530)
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	6	—	(45)
	63	(788)	654
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $4 million (2018 - $25 million; 2017 - $18 million)	21	34	77
	21	34	77
Available-for-sale securities
Net change in unrealized (losses) gains on available-for-sale securities, net of income tax of nil (2018 - nil; 2017 - nil)	—	—	(5)
	—	—	(5)
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	—	(9)	5
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	1	—	—
Share of gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of nil (2018 - nil; 2017 – $1 million)	(51)	1	—
Share of unrealized gains (losses) on available-for-sale securities, net of income tax of nil (2018 - nil; 2017 - nil)	—	—	6
	(50)	(8)	11
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income tax benefit of $6 million (2018 - $2 million; 2017 - nil)	(7)	(2)	—
Share of revaluation surplus on equity accounted investments, net of income tax expense (benefit) of nil (2018 - ($5) million; 2017 - nil)	16	92	58
Net remeasurement gains (losses) on defined benefit plan, net of income tax expense of nil (2018 – nil; 2017 – nil)	(1)	2	(1)
Revaluation surplus, net of income tax expense of $22 million (2018 –$1 million; 2017 – $1 million)	281	254	86
	289	346	143
Total other comprehensive income (loss)	$323	$(416)	$880